Stockholders' Equity (Preferred Stock) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 30, 2009
Class of Stock [Line Items]
Preferred stock, par value (in usd per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, liquidation value per share (in usd per share)	$ 1,000	$ 1,000	$ 1,000
Shares Outstanding	266,657	266,657	266,657
Series C Preferred Stock
Class of Stock [Line Items]
Dividend rate (percent)	9.00%	9.00%
Shares Outstanding	266,657	266,657		266,657
Preferred Shares	$ 267,000,000	$ 0
Preferred Stock		$ 267,000,000		$ 267,000,000